Other Non-Financial Assets and Liabilities - Summary of Other Non-Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current	$ 4,811,150	$ 22,542,716
VAT Dedit Tax and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	$ 4,811,150	$ 22,542,716